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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      First Q Capital, LLC
           -------------------------------------------------
Address:   888 San Clemente Drive, Suite 180
           -------------------------------------------------
           Newport Beach, California 92660
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 -  12239
                             --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Joseph S. Schuchert III
             -----------------------------------------------
Title:       Managing Director
             -----------------------------------------------
Phone:       (949) 720-3000
             -----------------------------------------------

Signature, Place, and Date of Signing:


 /s/ Joseph S. Schuchert III     Newport Beach, California    February 7, 2008
-----------------------------   ---------------------------  -------------------
         [Signature]                   [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------------

Form 13F Information Table Entry Total: 72
                                        ---------------------

Form 13F Information Table Value Total: $ 226,735
                                        ---------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                 TITLE OF                VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER       CLASS       CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS      SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Aercap Holdings                   Comm       N00985106      45       2,260    SH            Sole      None       2,260
Agria Corp ADR                    Comm       0085H103       46       4,518    SH            Sole      None       4,518
Allegiant Travel Co               Comm       01748X102      42       1,426    SH            Sole      None       1,426
Allied World Assurance            Comm       G0219G203      42        881     SH            Sole      None        881
Altra Holdings                    Comm       02208R106     6,587    401,163   SH            Sole      None      401,163
American Public Education         Comm       02913V103      44       1,094    SH            Sole      None       1,094
American Reprographics            Comm       029263100      45       2,695    SH            Sole      None       2,695
Asset Acceptance Corp             Comm       04543P100      82       8,284    SH            Sole      None       8,284
BARE Escentuals                   Comm       067511105     3,064    126,088   SH            Sole      None      126,088
Basic Energy                      Comm       06985P100     8,273    375,885   SH            Sole      None      375,885
Brookdale Senior Living           Comm       112463104     8,954    321,518   SH            Sole      None      321,518
Builders First Source             Comm       12008R107     4,075    579,697   SH            Sole      None      579,697
Burger King Holdings              Comm       121208201      44       1,559    SH            Sole      None       1,559
CB Richard Ellis Group            Comm       12497T101     3,314    154,995   SH            Sole      None      154,995
Celanese Corp                     Comm       150870103    16,933    393,614   SH            Sole      None      393,614
China Nepstar                     Comm       16943C109      42       2,527    SH            Sole      None       2,527
Cinemark Holdings                 Comm       17243V102      43       2,525    SH            Sole      None       2,525
Deltek Inc                        Comm       24784L105      45       3,024    SH            Sole      None       3,024
Dice Holdings                     Comm       253017107      43       5,627    SH            Sole      None       5,627



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                 TITLE OF                VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER       CLASS       CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS      SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Dolan Media Co                    Comm       25659P402      43       1,526    SH            Sole      None       1,526
Dominos Pizza                     Comm       25754A201      43       3,399    SH            Sole      None       3,399
Dresser-Rand Group                Comm       261608103     8,740    214,542   SH            Sole      None      214,542
Duff & Phelps Corp                Comm       26433B107      46       2,347    SH            Sole      None       2,347
Dyncorp Int.                      Comm       26817C101     4,948    184,200   SH            Sole      None      184,200
Energy Solutions                  Comm        292756202     44       1,623    SH            Sole      None       1,623
Eurand NV                         Comm       N31010106      43       2,948    SH            Sole      None       2,948
Exlservice Holdings               Comm       302081104      41       1,966    SH            Sole      None       1,966
Flagstone Reinsurance Hldg.       Comm       G3529T105      44       3,239    SH            Sole      None       3,239
FTD Group                         Comm       30267U108      44       3,476    SH            Sole      None       3,476
Gatehouse Media                   Comm       367248109      42       5,032    SH            Sole      None       5,032
Genco Shipping & Trading Ltd      Comm       Y2685T107      41        789     SH            Sole      None        789
Genpact Ltd                       Comm       G3922B107      45       2,919    SH            Sole      None       2,919
Goodman Global Inc                Comm       38239A100    25,035   1,021,413  SH            Sole      None     1,021,413
Goodman Global Inc                Comm       38239A100    14,284    582,800   SH   CALL     Sole      None      582,800
HHGregg Inc                       Comm       42833L108      43       3,227    SH            Sole      None       3,227
Innophos Hldg                     Comm       45774N108     4,580    318,033   SH            Sole      None      318,033
Interline Brands Inc              Comm       458743101      42       1,969    SH            Sole      None       1,969
IPG Photonics                     Comm       44980X109      45       2,275    SH            Sole      None       2,275



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                 TITLE OF                VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER       CLASS       CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS      SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
J Crew Group                      Comm       46612H402      43        917     SH            Sole      None        917
Koppers Hldg                      Comm       50060P106    10,200    234,476   SH            Sole      None      234,476
Lululemon Athletica Inc           Comm       550021109      42        934     SH            Sole      None        934
Marketaxess                       Comm       57060D108      43       3,489    SH            Sole      None       3,489
Mercadolibre                      Comm       58733R102      89       1,263    SH            Sole      None       1,263
Monotype Imaging                  Comm       61022P100      44       2,842    SH            Sole      None       2,842
New York & Co Inc                 Comm       649295102    10,761   1,787,600  SH            Sole      None     1,787,600
Newstar Financial inc             Comm       65251F105      45       5,101    SH            Sole      None       5,101
Nymex Hldg                        Comm       62948N104      46        352     SH            Sole      None        352
Obagi Medical Product Inc         Comm       67423R108      42       2,440    SH            Sole      None       2,440
Orbitz Worldwide                  Comm       68557K109     6,860    806,124   SH            Sole      None      806,124
Pike Electric Corp                Comm       721283109      45       2,659    SH            Sole      None       2,659
Polypore Intl                     Comm       73179V103     4,755    275,801   SH            Sole      None      275,801
Prestige Brands Hldg Inc          Comm       74112D101      370      50,745   SH            Sole      None       50,745
Pros Hldg Inc                     Comm       74346Y103      43       2,300    SH            Sole      None       2,300
Regency Energy Partners LP        Comm       75885Y107      44       1,356    SH            Sole      None       1,356
Rockwood Hldg                     Comm       774415103      43       1,311    SH            Sole      None       1,311
Seagate Technology                Comm       G7945J104    12,914    528,400   SH            Sole      None      528,400
Sealy Corp                        Comm       812139301      42       3,870    SH            Sole      None       3,870



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                 TITLE OF                VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER       CLASS       CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS      SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Skilled Healthcare Group          Comm       83066R107      42       2,913    SH            Sole      None       2,913
Smart Modular Technologies        Comm       G82245104      437      43,933   SH            Sole      None       43,933
Solera Hldg                       Comm       83421A104      43       1,802    SH            Sole      None       1,802
Spirit Aerosystems Hldg           Comm       848574109      44       1,308    SH            Sole      None       1,308
Syniverse Hldg                    Comm       87163F106      42       2,777    SH            Sole      None       2,777
Transdigm Group Inc               Comm       893641100    34,536    765,095   SH            Sole      None      765,095
Transdigm Group Inc               Comm       893641100     2,708     60,000   SH   PUT      Sole      None       60,000
TRW Automotive                    Comm       87264S106      43       2,128    SH            Sole      None       2,128
Validus Hldg                      Comm       G9319H102      45       1,745    SH            Sole      None       1,745
Verifone Hldg                     Comm       92342Y109     9,653    487,272   SH            Sole      None      487,272
Verifone Hldg                     Comm       92342Y109     3,386    170,900   SH   CALL     Sole      None      170,900
Warner Chilcott                   Comm       G9435N108     4,987    283,538   SH            Sole      None      283,538
Warner Music Group                Comm       934550104      43       7,333    SH            Sole      None       7,333
Weight Watchers Intl              Comm       948626106     9,981    222,400   SH            Sole      None      222,400
WNS Hldg                          Comm       92932M101      44       2,667    SH            Sole      None       2,667